Income Taxes Expenses	12 Months Ended
Dec. 31, 2025
Income Taxes Expenses
Income Taxes Expenses

12.Income Taxes Expenses

For the years ended December 31, 2023, 2024 and 2025, income tax expenses were US$20,837, US$8,996 and US$2,851, respectively.

Cayman Islands

CooTek (Cayman) Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, CooTek (Cayman) Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

12.Income Taxes Expenses (Continued)

USA

The Group’s subsidiaries incorporated in U.S. are subject to U.S. federal corporate income tax at a rate of 21%, and also subject to state income tax in California.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries domiciled in Hong Kong have introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Group are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25% with the exception of Chu Le. Chu Le is a foreign-invested enterprise established in June, 2012 located in Shanghai, China. Chu Le obtained the High and New Technology Enterprise (“HNTE”) certificate in 2020, valid for a period of 3 years from 2020 to 2022. Chu Le renewed the HNTE certificate in 2023, valid for a period of 3 years from 2023 to 2025. For the years ended December 31, 2024 and 2025, Chu Le was eligible for a preferential tax rate of 15%.

Income (loss) before income taxes consisted of:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
PRC	(1,557,411)	(983,763)	181,485
HK	1,720,901	4,417,801	(1,405,910)
US	(651,647)	(2,950,451)	(307,432)
Cayman	(2,086,947)	(411,022)	1,456,529
Total	(2,575,104)	72,565	(75,328)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group has no deferred tax liabilities. The Group’s deferred tax assets were as follows:

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	28,450,558	29,352,277	30,577,279
Accrued expenses	255,809	515,210	109,816
Advertising fees	16,846,785	16,187,234	16,179,063
Deferred subsidies and revenue	62,009	289,263	289,712
Provision for doubtful accounts	347,903	478,170	566,200
Depreciation difference of property, plant and equipment	514,635	504,667	494,698
Impairment loss	155,953	153,436	153,546
Total deferred tax assets	46,633,652	47,480,257	48,370,314
Valuation allowance on deferred tax assets	(46,633,652)	(47,480,257)	(48,370,314)
Net deferred tax assets	—	—	—

12.Income Taxes Expenses (Continued)

As of December 31, 2025, the PRC companies had tax loss carry forwards amounted to US$55,490,670, of which US$9,788,037, US$10,819,024, US$5,494,757, US$1,180,190, US$1,253,457 and US$26,955,205 will expire in 2026, 2027, 2028,2029, 2030 and thereafter, respectively. As of December 31, 2025, the companies incorporated in Hong Kong and USA had tax loss carry forwards of US$33,546,621 and US$40,167,909, which can be offset taxable loss in the future without any time restriction.

The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided a full valuation allowance for the deferred tax assets as of December 31, 2023, 2024 and 2025, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.

The changes in valuation allowance were as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	40,330,804	46,633,652	47,480,257
Movement	6,305,253	1,233,292	1,123,504
Tax loss carry forwards expired	(2,405)	(386,687)	(233,447)
Balance at the end of the year	46,633,652	47,480,257	48,370,314

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC, will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Group and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Group and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million, equivalent to US$ 13,700, is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to the calendar year of 2025, the Group is subject to examination of the PRC tax authorities.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under the tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely.

12.Income Taxes Expenses (Continued)

Aggregate accumulated deficit of the Group’s subsidiaries and VIEs located in the PRC was approximately US$95,168,175, US$96,155,284 and US$95,973,799 as of December 31, 2023, 2024 and 2025, respectively. Aggregate accumulated deficit of the Group’s subsidiaries located in Hong Kong was approximately US$22,043,369, US$18,334,776 and US$19,329,913 as of December 31, 2023, 2024 and 2025, respectively. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Group as of December 31, 2023, 2024 and 2025.

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024
Statutory income tax rate	25%	25%
Valuation allowance	(96)%	2,508%
Additional tax deduction	47%	(1,099)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(12)%	(1,401)%
Non-Deductible expense	36%	(21)%
Effective tax rate	—	12%

	For the years ended December 31,
	2025
	US$	%
Income tax expense at PRC statutory rate	(18,832)	25%
Foreign Tax Effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdiction	(364,132)	484%
Hong Kong
Statutory tax rate difference between PRC and other jurisdiction	(7,070)	9%
Non-taxable income	(126,572)	168%
USA
Statutory tax rate difference between PRC and other jurisdiction	5,187	(7)%
Valuation allowance	846,506	(1,124)%
Additional tax deduction	(679,494)	902%
Non-Deductible expense	347,258	(461)%
Income tax expense	2,851	(4)%